Schedule of Investments (unaudited)
August 31, 2021
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
HEICO Corp.(a)	2,038,833	$ 258,564,801
Automobiles — 0.9%
Ferrari NV	761,404	165,529,230
Banks — 0.9%
SVB Financial Group(b)	288,643	161,495,759
Building Products — 1.0%
AZEK Co., Inc.(b)	4,325,638	183,796,359
Capital Markets — 8.1%
KKR & Co., Inc.	6,117,729	393,308,797
MarketAxess Holdings, Inc.	408,638	194,478,997
MSCI, Inc.	1,005,344	637,971,196
Tradeweb Markets, Inc., Class A	3,207,930	279,121,989
		1,504,880,979
Commercial Services & Supplies — 2.8%
Copart, Inc.(b)	3,542,730	511,286,794
Distributors — 2.3%
Pool Corp.	862,810	426,486,983
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)(b)	755,396	110,106,521
Electrical Equipment — 0.6%
Shoals Technologies Group, Inc., Class A(a)(b)	3,495,849	113,859,802
Electronic Equipment, Instruments & Components — 3.3%
Teledyne Technologies, Inc.(b)	681,228	315,667,431
Zebra Technologies Corp., Class A(b)	514,727	302,232,252
		617,899,683
Entertainment — 1.4%
Liberty Media Corp. - Liberty Formula One, Class C(b)	5,242,199	264,940,737
Equity Real Estate Investment Trusts (REITs) — 0.5%
SBA Communications Corp.	280,939	100,848,673
Health Care Equipment & Supplies — 9.7%
IDEXX Laboratories, Inc.(a)(b)	735,281	495,402,927
Masimo Corp.(a)(b)	1,548,048	420,356,954
STERIS PLC	420,125	90,331,076
Teleflex, Inc.	733,939	290,243,517
West Pharmaceutical Services, Inc.(a)	1,101,434	497,429,623
		1,793,764,097
Health Care Technology — 3.0%
Veeva Systems, Inc., Class A(b)	1,691,982	561,704,184
Hotels, Restaurants & Leisure — 6.6%
Churchill Downs, Inc.	371,302	78,159,071
Domino’s Pizza, Inc.	207,174	107,086,169
Evolution AB(c)	2,789,114	450,309,118
Penn National Gaming, Inc.(a)(b)	3,676,662	298,177,288
Planet Fitness, Inc., Class A(a)(b)	1,494,896	121,535,045
Vail Resorts, Inc.(b)	560,212	170,780,628
		1,226,047,319
Interactive Media & Services — 1.6%
Match Group, Inc.(b)	2,185,635	300,393,674
Internet & Direct Marketing Retail — 0.9%
Fiverr International Ltd.(a)(b)	980,159	175,948,342
IT Services — 9.5%
Afterpay Ltd.(b)	2,545,217	247,571,917
Security	Shares	Value
IT Services (continued)
Globant SA(a)(b)	966,215	$ 311,391,770
Marqeta, Inc., Class A(a)(b)(d)	4,673,855	135,728,749
MongoDB, Inc.(a)(b)	1,169,235	458,141,350
Okta, Inc.(a)(b)	1,529,093	403,068,915
Wix.com Ltd.(a)(b)	916,775	203,597,392
		1,759,500,093
Life Sciences Tools & Services — 7.7%
10X Genomics, Inc., Class A(a)(b)	2,182,704	383,981,288
Bio-Techne Corp.	898,902	448,677,944
Charles River Laboratories International, Inc.(b)	1,077,542	478,277,792
Sotera Health Co.(a)(b)	4,705,415	115,094,451
		1,426,031,475
Machinery — 1.5%
Dover Corp.	780,368	136,064,964
IDEX Corp.	638,346	142,989,504
		279,054,468
Media — 2.2%
Cable One, Inc.	194,148	407,631,199
Pharmaceuticals — 1.8%
Catalent, Inc.(b)	2,554,340	333,188,110
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.	635,770	52,075,921
CoStar Group, Inc.(b)	530,270	44,935,080
TransUnion	3,154,357	383,349,006
		480,360,007
Road & Rail — 2.1%
Old Dominion Freight Line, Inc.	1,351,402	390,176,785
Semiconductors & Semiconductor Equipment — 6.8%
Cree, Inc.(a)(b)	700,822	59,555,854
Entegris, Inc.(a)	3,609,478	433,642,687
Monolithic Power Systems, Inc.	901,725	446,290,754
ON Semiconductor Corp.(b)	7,503,762	332,866,882
		1,272,356,177
Software — 16.9%
Bill.com Holdings, Inc.(a)(b)	889,415	244,046,582
Cadence Design Systems, Inc.(b)	2,901,649	474,361,579
Coupa Software, Inc.(b)	1,389,050	340,053,330
Fair Isaac Corp.(b)	806,602	370,827,203
Lightspeed Commerce, Inc.(a)(b)	2,026,049	225,256,128
Nice Ltd., ADR(a)(b)	1,482,673	431,013,041
Paycom Software, Inc.(b)	1,162,594	568,392,207
Synopsys, Inc.(b)	1,245,493	413,802,594
Tyler Technologies, Inc.(b)	167,854	81,526,688
		3,149,279,352
Specialty Retail — 3.0%
Leslie’s, Inc.(a)(b)	4,764,628	114,922,828
Tractor Supply Co.	1,269,461	246,592,799
Vroom, Inc.(a)(b)(d)	7,432,720	199,642,859
		561,158,486
Total Long-Term Investments — 99.7% (Cost: $11,804,674,542)		18,536,290,089

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	17,160,557	$ 17,160,557
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)	556,693,268	556,860,276
Total Short-Term Securities — 3.1% (Cost: $574,020,833)		574,020,833
Total Investments — 102.8% (Cost: $12,378,695,375)		19,110,310,922
Liabilities in Excess of Other Assets — (2.8)%		(521,017,684)
Net Assets — 100.0%		$ 18,589,293,238
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 13,856,055	$ 3,304,502(a)	$ —	$ —	$ —	$ 17,160,557	17,160,557	$ 609	$ —
Marqeta, Inc., Class A	—	140,871,670	—	—	(5,142,921)	135,728,749	4,673,855	—	—
SL Liquidity Series, LLC, Money Market Series	—	556,860,276(a)	—	—	—	556,860,276	556,693,268	809,013(b)	—
Vroom, Inc.(c)	N/A	34,612,520	—	—	(95,029,452)	199,642,859	7,432,720	—	—
				$ —	$ (100,172,373)	$ 909,392,441		$ 809,622	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Mid-Cap Growth Equity Portfolio
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 258,564,801	$ —	$ —	$ 258,564,801
Automobiles	165,529,230	—	—	165,529,230
Banks	161,495,759	—	—	161,495,759
Building Products	183,796,359	—	—	183,796,359
Capital Markets	1,504,880,979	—	—	1,504,880,979
Commercial Services & Supplies	511,286,794	—	—	511,286,794
Distributors	426,486,983	—	—	426,486,983
Diversified Consumer Services	110,106,521	—	—	110,106,521
Electrical Equipment	113,859,802	—	—	113,859,802
Electronic Equipment, Instruments & Components	617,899,683	—	—	617,899,683
Entertainment	264,940,737	—	—	264,940,737
Equity Real Estate Investment Trusts (REITs)	100,848,673	—	—	100,848,673
Health Care Equipment & Supplies	1,793,764,097	—	—	1,793,764,097
Health Care Technology	561,704,184	—	—	561,704,184
Hotels, Restaurants & Leisure	775,738,201	450,309,118	—	1,226,047,319
Interactive Media & Services	300,393,674	—	—	300,393,674
Internet & Direct Marketing Retail	175,948,342	—	—	175,948,342
IT Services	1,511,928,176	247,571,917	—	1,759,500,093
Life Sciences Tools & Services	1,426,031,475	—	—	1,426,031,475
Machinery	279,054,468	—	—	279,054,468
Media	407,631,199	—	—	407,631,199
Pharmaceuticals	333,188,110	—	—	333,188,110
Professional Services	480,360,007	—	—	480,360,007
Road & Rail	390,176,785	—	—	390,176,785
Semiconductors & Semiconductor Equipment	1,272,356,177	—	—	1,272,356,177
Software	3,149,279,352	—	—	3,149,279,352
Specialty Retail	561,158,486	—	—	561,158,486
Short-Term Securities
Money Market Funds	17,160,557	—	—	17,160,557
	$ 17,855,569,611	$ 697,881,035	$ —	18,553,450,646
Investments valued at NAV(a)				556,860,276
				$ 19,110,310,922
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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